CASH, CASH EQUIVALENTS AND RESTRICTED CASH (FY) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Cash, cash equivalents and restricted cash [line items]
Number of standby letters of credits applied | item	3	3
Short-term deposits, classified as cash equivalents	$ 23,000,000	$ 37,000,000
Bottom of range [member]
Cash, cash equivalents and restricted cash [line items]
Investment interest rate	0.85%	0.60%
Top of range [member]
Cash, cash equivalents and restricted cash [line items]
Investment interest rate	4.50%	4.20%
Additional standby letters of credits
Cash, cash equivalents and restricted cash [line items]
Maximum borrowing capacity	$ 9,477,000	$ 11,477,000	$ 10,293,000
Amount utilized by the beneficiaries from the standby letters of credits	$ 0	$ 0	$ 0